Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings (Loss) Per Share [Abstract]
Net income (loss)	$ (54,783,273)	$ 17,278,404	$ 14,119,814
Dividends to Class A preferred shareholders	(686,400)	(333,327)
Net income (loss) attributable to the ordinary shareholders	$ (55,469,673)	$ 16,945,077	$ 14,119,814
Basic weighted-average common shares outstanding	17,343,763	18,353,249	20,859,953
Conversion of Class A Convertible Redeemable Preferred Shares		715,000
Release of Restricted Shares Placed in Escrow		2,666,667
Conversion of Unit Purchase Option		136,508
Conversion of Restricted Shares		208
Diluted weighted-average common shares outstanding	17,343,763	21,871,632	20,859,953
Earnings (loss) per share:
Basic	$ (3.20)	$ 0.92	$ 0.68
Diluted	$ (3.20)	$ 0.77	$ 0.68